ORGANIZATION, BUSINESS AND BASIS OF PRESENTATION (Details) - USD ($) $ in Millions	Oct. 29, 2021	Oct. 28, 2021	Dec. 31, 2021	Mar. 24, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sale of stock
Ordinary shares, shares issued			3,354,650,799		1,201,460,800
Ordinary shares, shares outstanding			3,354,650,799		1,201,460,800
Shares owned (as a percent)	88.00%
Bridge Notes
Sale of stock
Debt instrument, face amount				$ 5.0
Cellect shareholders immediately prior to the merger
Sale of stock
Shares owned (as a percent)	12.00%
Private Placement
Sale of stock
Aggregate purchase price		$ 17.0
Debt instrument, face amount		12.0
Private Placement | Bridge Notes
Sale of stock
Aggregate purchase price		$ 5.0
ADS
Sale of stock
Number of shares represented for one ADS		400
Ordinary shares, shares issued	8,386,627		8,386,627		3,003,651
Ordinary shares, shares outstanding	8,386,627		8,386,627		3,003,651	3,003,652	3,003,652